Other income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 24	$ 148	$ (11)
Net gains / (losses) from disposals of investments in associates	0	844	41
Share of net profits of associates and joint ventures	(163)	32	105
Total	(138)	1,024	134
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	(1)	(1)	9
Income from properties	18	20	22
Net gains / (losses) from properties held for sale	8	71	100
Income from shared services provided to UBS Group AG or its subsidiaries	568	460	451
Other	112	308	224
Total other income	566	1,882	941
Gains related to the repurchase of entity's own debt instruments	21	23	(17)
Other income related to a legacy bankruptcy claim		111
UBS Wealth Management business in Spain
Associates, joint ventures and subsidiaries
Other		111
Gains (losses) on the sale of subsidiaries		133
Mitsubishi Corp.-UBS Realty Inc.
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of investments in associates and joint ventures		$ 848
SIX Group AG, Zurich
Associates, joint ventures and subsidiaries
Impairments related to associates	255
SIX Group AG, Zurich | Personal & Corporate Banking
Associates, joint ventures and subsidiaries
Impairments related to associates	191
SIX Group AG, Zurich | Global Wealth Management
Associates, joint ventures and subsidiaries
Impairments related to associates	$ 64
Wealth management business in Austria
Associates, joint ventures and subsidiaries
Other			$ 100